RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 06, 2025	Jun. 12, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related party			$ 225,586		$ 732,710	$ 24,176
Cash			3,396,908		1,241,036	1,462,326
Issuance of promissory note			1,100,000	$ 812,000	1,230,980	812,000
Convertible note	$ 1,200,000
Interest expense				0	3,024	0
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party			225,586		732,710	24,176
James Chae [Member]
Related Party Transaction [Line Items]
Capital distributions				$ 42,154	139,769	339,740
Mr Jihyuck Hwang [Member]
Related Party Transaction [Line Items]
Acquisition cost		$ 3,600,000
Cash		1,800,000
Issuance of promissory note		600,000
Convertible note		$ 1,200,000
Notes payable current			600,000		600,000	$ 0
Convertible note			$ 0		$ 1,200,000